INCOME TAX	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
INCOME TAX
a)	Deferred Tax Assets and Liabilities

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	2018	2017
	$	$

Non-Capital Losses	6,168,981	5,046,141
Capital Losses	29,628	29,628
Property and Equipment	100,490	100,490

	6,299,099	5,176,259

As at December 31, 2018, the Company has non-capital losses of approximately $6,131,800 which may be applied to reduce Canadian taxable income of future years. These non-capital losses expire as follows:

$

2026	313,100
2027	515,300
2028	367,400
2029	1,157,900
2030	307,400
2031	301,400
2032 to 2038	3,206,400

6,168,900

b)	Income Tax Expense

The income tax expense of the Company is reconciled to the net loss for the year as reported in the consolidated statement of comprehensive loss as follows:

	2018	2017	2016
	$	$	$

Recovery of Income Tax Calculated at the Statutory Rate of 12% (2017 – 12.63%; 2016 – 13%)	(134,738)	(85,158)	(22,486)
Deferred Tax Assets Not Recognized	108,931	84,315	(21,519)
Expiration of Non-Capital Losses	-	-	-
Impact of Change in Substantively Enacted Tax Rates on Opening Deferred Tax Assets	25,807	843	44,005

Income Tax Expense	-	-	-